Contingencies	3 Months Ended
Mar. 31, 2025
Contingencies [Abstract]
Contingencies
12.	Contingencies
As of March 31, 2025, there were no material contingencies which required adjustment or disclosure in the unaudited condensed consolidated interim financial statements (2024: none).